Offerings - Offering: 1	Jun. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock,par value $0.0001per share
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	1.47
Maximum Aggregate Offering Price	$ 14,700,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,030.07
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 also covers an indeterminate number of additional shares of common stock of Playboy, Inc. (the “Registrant”) that may be offered and issued under the Playboy, Inc. Amended & Restated 2021 Equity and Incentive Compensation Plan, as amended (the “Plan”), to prevent dilution resulting from stock splits, stock distributions or similar transactions.
(2)Represents an additional 10,000,000 shares of common stock, par value $0.0001 per share, of the Registrant issuable under the Plan. The Registrant previously filed a registration statement on Form S-8 (No. 333-259216) with respect to shares issuable under the Plan.
(3)Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act on the basis of the average of the high and low sale prices of such shares as reported on the Nasdaq Global Market on June 23, 2026.
(4)The Registrant does not have any fee offsets.